Net Interest Expense	12 Months Ended
Mar. 31, 2016
Banking And Thrift Interest [Abstract]
Net Interest Expense

(K) Net Interest Expense

The following components are included in interest expense, net:

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Interest Income	$(6)	$(6)	$(5)
Interest Expense	15,891	14,768	16,751
Interest Expense (Income) – IRS	—	(3,847)	641
Other Expenses	698	828	895
Interest Expense, net	$16,583	$11,743	$18,282

Interest income includes interest on investments of excess cash. Components of interest expense include interest associated with the Senior Notes, Credit Facility and commitment fees based on the unused portion of the Credit Facility. Other expenses include amortization of debt issuance costs, and bank credit facility costs.

Interest expense (income) – IRS relates to interest accrued on our unrecognized tax benefits, primarily related to the Republic Asset Acquisition. As noted in Footnote (H) of the Notes to Consolidated Financial Statements, our settlement with the IRS was finalized in January 2015.  As a result of the settlement, we received approximately $4.4 million of interest related to penalties paid to the IRS related to the Republic Asset Acquisition during fiscal 2015.